Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

Management has evaluated subsequent events occurring after June 30, 2021 through August 10, 2021, the date the unaudited condensed consolidated interim financial statements were available to be issued.

Stock Option Grants

In July 2021, the Company granted 237,803 stock options with a weighted average exercise price of $4.50.

14. Subsequent Events

Listing on the OTCQX Market

On March 29, 2021, shares of the Company’s common stock were approved for trading on the OTCQX Best Market under the symbol “AUGX.”

Loan and Security Agreement

On March 25, 2021, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Eastward Fund Management, LLC, as the lender (“Lender”) to establish a loan facility which provides for borrowings in the aggregate principal amount of up to $17.0 million which are available to be drawn in two tranches. The first tranche of $15.0 million will be funded within five business days of the date of the Loan Agreement. The second tranche of $2.0 million is available, at the Company’s request, between October 30, 2021 and November 30, 2021, provided the Company achieves certain revenue and EBITDA thresholds. The Company is required to pay only interest during the first eighteen months after funding of the tranche and thereafter, the Company shall repay such loan amount in thirty consecutive monthly installments of principal plus accrued interest. The loan facility bears an annual interest rate of the prime rate as published in the Wall Street Journal, subject to a floor 3.25%, plus 8.75%. On the final repayment date, Company is also obligated to pay a final payment fee equal to seven and one-half percent (7.5%) of the amount of the applicable advance. Outstanding borrowings under the Loan Agreement are secured by a first priority lien on substantially all of the personal property assets of the Company, including the Company’s intellectual property.

Proceeds from the Loan Agreement were used to pay off the note payable and subordinated note payable (Note 7). Issuance costs associated with the Loan Agreements are estimated at $0.2 million.

In connection with the Loan Agreement, the Company issued the Lender warrants to purchase up to 346,500 shares (increasing to 392,700 shares upon funding of the second tranche) shares of common stock that were immediately vested with an exercise price of $3.00 per share and a term of the earlier of (i) March 24, 2031 and (ii) the third anniversary of the Company’s listing on Nasdaq. The Warrant also provides that any shares issued pursuant to the Warrant are entitled to the registration rights afforded to holders of the Company’s stock, all as set forth in those certain outstanding Registration Rights Agreement dated as of October 5, 2020.

The Company and Lender also entered into a Co-Investment Agreement, which grants to the Lender and its affiliates a right to purchase in the Company’s future private equity financings up to a total $3,000,000 (if the Company only draws the first tranche) or $3,400,000 (if the Company draws the second tranche) at the same per share purchase price and terms as other investors in such private equity financings.

Stock Option Grants

In January and March 2021, the Company granted 540,126 and 1,843,489 stock options, respectively, with a weighted average exercise price of $3.00.